FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Offsetting of derivatives (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	$ 1,902,955	$ 1,843,708
derivative liabilities	(1,860,812)	(1,295,070)
Net derivatives in statement of financial position, Derivatives Assets	1,902,955	1,843,708
Net derivatives in statement of financial position, Derivatives Liabilities	(1,860,812)	(1,295,070)
Master netting agreements, Derivatives Assets	(1,803,407)	(1,179,503)
Master netting agreements, Derivatives Liabilities	1,787,511	1,295,070
Cash collateral received/paid, Derivatives Assets	(324,768)	(471,340)
Offsetting of derivatives, Derivatives Assets	0	0
Offsetting of derivatives, Derivatives Liabilities	0	0
Total derivatives assetss/ liabilities, Derivatives Liabilities	0	192,865
Total derivatives assetss/ liabilities, Derivatives Liabilities	0	0
Foreign exchange contracts | Swap contract
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	757,296	1,199,236
derivative liabilities	(652,610)	(700,903)
Foreign exchange contracts | Forward contract
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	715,365	294,345
derivative liabilities	(768,015)	(299,015)
Foreign exchange contracts | Option contract
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	55,598	96,218
derivative liabilities	(58,500)	(29,589)
Interest rate contracts | Swap contract
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	372,553	252,928
derivative liabilities	(377,341)	(257,978)
Equity contracts | Forward contract
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	2,143	981
derivative liabilities	(4,346)	(7,585)
Derivatives Contracts
Disclosure of financial assets investments and derivatives [Line Items]
Cash collateral received/paid, Derivatives Assets	(99,548)	(471,340)
Cash collateral received/paid, Derivatives Liabilities	$ 73,301	$ 0